Cover	May 25, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	May 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35751
Entity Registrant Name	STRATASYS LTD.
Entity Central Index Key	0001517396
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Two	Science Park
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124